Share-Based Compensation - Schedule of Stock Options Vested and Expected to Vest (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding	317,877	135,319,554
Number of Options, Exercisable	98,082
Number of Options, Expected to vest	219,794	135,319,554
Weighted-Average Remaining Contractual Life (In Years), Outstanding	9 years 3 months 4 days	9 years 8 months 26 days
Weighted-Average Remaining Contractual Life (In Years), Exercisable	8 years 11 months 8 days	0 years
Weighted-Average Remaining Contractual Life (In Years), Expected to vest	9 years 4 months 24 days	9 years 8 months 26 days
Weighted-Average Exercise Price, Outstanding	$ 2.70	$ 0.0048
Weighted-Average Exercise Price, Exercisable	3.00
Weighted-Average Exercise Price, Expected to vest	$ 2.55	$ 0.0048